EMPLOYEE FUTURE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule of Net Benefit Costs [Table Text Block]

Components of net periodic benefit cost recognized

	Successor	Predecessor
	Three months ended December 31	Nine months ended September 30	Years ended December 31
Pension benefit plans	2012	2012	2011	2010
Defined benefit plan
Service cost for the period	$0.2	$1.0	$1.4	$2.1
Interest cost	3.7	12.3	17.7	20.5
Expected return on assets	(3.6)	(11.2)	(16.5)	(16.2)
Recognition (reversal) of downsizing program	–	(0.2)	1.7	–
Amortization of unrecognized items:
Actuarial (gains) losses	–	6.4	7.9	6.3
Prior service costs	–	0.3	0.4	0.4
	0.3	8.6	12.6	13.1
Defined contribution plan
Service cost for the period	0.7	2.4	3.4	3.5
Multi-employer industry-wide pension plan service cost for the period	2.0	7.5	10.1	9.8
Net periodic benefit cost for pension benefit plans	$3.0	$18.5	$26.1	$26.4

	Successor	Predecessor
	Three months ended December 31	Nine months ended September 30	Years ended December 31
	2012	2012	2011	2010
Other benefit plans
Service cost for the period	$0.4	$1.0	$1.3	$2.0
Interest cost	1.5	5.3	7.6	10.0
Amortization of unrecognized items:
Actuarial (gains) losses	–	0.1	0.4	0.2
Prior service credits	–	(2.8)	(3.7)	(3.6)
Net periodic benefit cost for other benefit plans	$1.9	$3.6	$5.6	$8.6

Schedule Of Change In Projected Defined Benefit Plan Obligation and Fair Value Of Plan Assets [Table Text Block]

The following table represents the change in the projected benefit obligation and fair value of plan assets as determined by independent actuaries:

	Pension benefit plans			Other benefit plans
	Successor	Predecessor		Successor	Predecessor
	Three months ended December 31	Nine months ended September 30	Year ended	Three months ended December 31	Nine months ended September 30	Year ended
	2012	2012	2011	2012	2012	2011
Change in benefit obligation
Projected benefit obligation at beginning of period	$393.9	$383.8	$379.4	$150.8	$162.3	$154.5
Service cost for the period	0.2	1.0	1.4	0.4	1.0	1.3
Interest cost	3.7	12.3	17.7	1.5	5.3	7.6
Benefit payments	(7.8)	(22.9)	(42.8)	(1.5)	(5.6)	(6.8)
Recognition (reversal) of downsizing program	–	(0.2)	1.7	–	(1.4)	–
Elimination of extended health benefits for retirees	–	–	–	–	(24.8)	–
Actuarial losses (gains) and other adjustments	(3.5)	19.9	26.4	(2.0)	14.0	5.7
Projected benefit obligation at end of period	$386.5	$393.9	$383.8	$149.2	$150.8	$162.3

Change in plan assets
Fair value of defined benefit plan assets at beginning of period	$231.9	$226.9	$246.4	$–	$–	$–
Actual return on plan assets	4.3	13.4	1.0	–	–	–
Company contributions	4.6	14.5	22.0	1.5	5.6	6.8
Other	–	–	0.3	–	–	–
Benefit payments	(7.8)	(22.9)	(42.8)	(1.5)	(5.6)	(6.8)
Fair value of assets at end of period	$233.0	$231.9	$226.9	$–	$–	$–

Schedule of Net Funded Status [Table Text Block]

Reconciliation of funded status to amounts recognized in the consolidated balance sheets

	Pension benefit plans			Other benefit plans
	Successor		Predecessor	Successor		Predecessor
	As at December 31	As at September 30	As at December 31	As at December 31	As at September 30	As at December 31
	2012	2012	2011	2012	2012	2011
Projected benefit obligation at end of period	$386.5	$393.9	$383.8	$149.2	$150.8	$162.3
Fair value of plan assets at end of period	233.0	231.9	226.9	–	–	–
Funded status	$(153.5)	$(162.0)	$(156.9)	$(149.2)	$(150.8)	$(162.3)

	Pension benefit plans			Other benefit plans
	Successor		Predecessor	Successor		Predecessor
	As at December 31	As at September 30	As at December 31	As at December 31	As at September 30	As at December 31
	2012	2012	2011	2012	2012	2011
Other assets (note 16)	$0.2	$0.2	$0.2	$–	$–	$–
Accounts payable and accrued liabilities (note 17)	(7.4)	(7.3)	(6.9)	(5.8)	(5.3)	(6.8)
Employee future benefits	(146.3)	(154.9)	(150.2)	(143.4)	(145.5)	(155.5)
	$(153.5)	$(162.0)	$(156.9)	$(149.2)	$(150.8)	$(162.3)

Schedule of Net Periodic Benefit Cost Not yet Recognized [Table Text Block]

Amounts not yet recognized in net periodic benefit cost and included in accumulated other comprehensive income (loss)

	Pension benefit plans			Other benefit plans
	Successor		Predecessor	Successor		Predecessor
	As at December 31	As at September 30	As at December 31	As at December 31	As at September 30	As at December 31
	2012	2012	2011	2012	2012	2011
Prior year service credits (costs)	$–	$–	$(2.9)	$–	$–	$25.0
Accumulated gain (loss)	4.6	–	(109.8)	2.0	–	(1.9)
Accumulated other comprehensive income (loss)	$4.6	$–	$(112.7)	$2.0	$–	$23.1

Schedule Of Net Periodic Benefit Cost Not Yet Recognized Included In Other Comprehensive Income Loss Before Tax [Table Text Block]

Amounts before taxes included in other comprehensive income (loss)

	Successor	Predecessor
	Three months ended December 31	Nine months ended September 30	Twelve months ended December 31
Pension benefit plans	2012	2012	2011
Amortization of employee future benefits	$–	$6.6	$8.5
Net gain (loss)	4.6	(17.4)	(41.4)
Net amount recognized in other comprehensive income (loss)	$4.6	$(10.8)	$(32.9)

	Successor	Predecessor
	Three months ended December 31	Nine months ended September 30	Twelve months ended December 31
Other benefit plans	2012	2012	2011
Amortization of employee future benefits	$–	$(2.7)	$(3.3)
Net gain (loss)	2.0	(14.3)	(5.5)
Net amount recognized in other comprehensive income (loss)	$2.0	$(17.0)	$(8.8)

Schedule of Expected Benefit Payments [Table Text Block]

The following table presents estimated future benefit payments from the plans as of December 31, 2012. Benefit payments for other post-retirement benefits are presented net of retiree contributions.

	Pension benefit plans	Other benefit plans
2013	$30.6	$6.0
2014	30.5	6.3
2015	30.1	6.7
2016	29.6	7.0
2017	29.0	7.4
2018 - 2022	133.5	42.4

Schedule of Allocation of Plan Assets [Table Text Block]

The asset allocation for the company’s defined benefit pension plans, by asset category, was as follows:

	Successor		Predecessor
Plan assets	As at December 31, 2012	As at September 30, 2012	As at December 31, 2011
Equity securities	56.2%	57.3%	58.5%
Fixed income securities	38.6%	37.6%	41.5%
Real estate	5.2%	5.1%	–
Total	100.0%	100.0%	100.0%

Schedule Of Fair Value Of Plan Assets [Table Text Block]

The following tables present information about the fair value of pension and other benefit plan assets:

		Fair value hierarchy
As at December 31, 2012 (successor)	Total	Level 1	Level 2	Level 3
Asset category
Cash and cash equivalents	$2.8	$2.8	$–	$–
Equity securities:
Global equity pooled funds [1]	85.5	85.5	–	–
Canadian equity pooled funds [2]	45.2	45.2	–	–
Fixed income securities:
Canadian long bond pooled funds [4]	43.7	–	43.7	–
Canadian bond pooled funds [4]	43.9	–	43.9	–
Forward currency contracts [5]	(0.1)	–	(0.1)	–
Real estate [6]	12.0	–	12.0	–
Total	$233.0	$133.5	$99.5	$–

		Fair value hierarchy
As at September 30, 2012 (successor)	Total	Level 1	Level 2	Level 3
Asset category
Cash and cash equivalents	$2.7	$2.7	$–	$–
Equity securities:
Global equity pooled funds [1]	84.2	84.2	–	–
Canadian equity pooled funds [2]	46.3	46.3	–	–
Fixed income securities:
Canadian long bond pooled funds [4]	43.4	–	43.4	–
Canadian bond pooled funds [4]	43.5	–	43.5	–
Forward currency contracts [5]	–	–	–	–
Real estate [6]	11.8	–	11.8	–
Total	$231.9	$133.2	$98.7	$–

		Fair value hierarchy
As at December 31, 2011 (predecessor)	Total	Level 1	Level 2	Level 3
Asset category
Cash and cash equivalents	$7.6	$7.6	$–	$–
Equity securities:
Global equity pooled funds [1]	85.8	–	85.8	–
Canadian equity pooled funds [2]	41.9	–	41.9	–
Balanced equity pooled funds [3]	0.5	–	0.5	–
Fixed income securities:
Canadian long bond pooled funds [4]	45.8	–	45.8	–
Canadian bond pooled funds [4]	44.9	–	44.9	–
Forward currency contracts [5]	0.4	–	0.4	–
Total	$226.9	$7.6	$219.3	$–

1	This category includes investments in pooled funds that aim to achieve long-term capital growth by investing primarily in equity securities of companies that may be located anywhere in the world, excluding Canada. Fund performance is benchmarked against the MSCI World excluding Canada (Cdn$) Index.

2	This category includes investments in pooled funds that invest in well-diversified portfolios of equity securities of Canadian companies. Fund performance is benchmarked against the S&P/TSX Capped Composite Index.
3	This category includes investments in pooled funds that invest in a well-diversified, balanced portfolio of Canadian common stocks, bonds, and money market securities. The fund also holds a portion of its assets in foreign common stock. Fund performance is benchmarked against a customized index consisting of: 35% S&P/TSX Capped Composite Total Return Index, 25% Morgan Stanley Capital International World (Developed Markets) Index excluding Canada, 35% DEX Universe Bond Index and 5% DEX 30-Day T-Bill Index.
4	This category includes investments in pooled funds that invest in a well-diversified portfolio of fixed income securities issued primarily by Canadian governments and corporations. The duration range of the fund is +/- one year of the benchmark’s duration. Fund performance for Canadian bond pooled funds and Canadian long bond pooled funds is benchmarked against the DEX Universe Bond Index and DEX Long-Term Bond Index, respectively.
5	This category includes foreign currency forward contracts to partially hedge investments in equity and fixed income securities denominated in foreign currencies.
6	This category includes direct investment in office, industrial, retail and residential real estate.

Schedule of Multiemployer Plans [Table Text Block]

The following table provides information about the company’s two multi-employer pension plans:

					Contributions by Catalyst Paper [4]
					Successor	Predecessor
					Three months	Nine months
		Pension Protection		FIP / RP status	ended	ended	Year ended	Year ended
	EIN / Pension	Act Zone Status [2]		pending /	September	September	December	December	Surcharge	Expiration
Pension Fund	plan number [1]	2012	2011	Implemented [3]	2012	30, 2012	2011	2010	imposed	date [5]
Pulp and Paper Industry Pension Plans [6]	BCFIC - P085324 CRA - 0394940	Green	Green	No	$1.9	$6.8	$9.2	$8.9	No	4/30/2017
PACE Industry Union-Management Pension Fund [7]	11-6166763-001	Red	Red	Implemented	0.1	0.7	0.9	0.9	No	1/3/2014

1	Employer identification number and three digit pension plan number, if applicable.
2	Funded status on each balance sheet date presented expressed as a zone status. Green status equals at least 80% funded, yellow status equals less than 80% funded and red status equals less than 65% funded.
3	Indicates whether a funding improvement plan (FIP) or a rehabilitation plan (RP) is pending or has been implemented.
4	The company’s annual contributions to the Pulp and Paper Industry Pension Plan in each respective year were greater than 5% of total employer contributions. The company’s annual contributions to the PACE Industry Union Management Pension Fund in each respective year were less than 5% of total employer contributions.
5	Expiration date of collective bargaining agreement on December 31, 2012.
6	Plan participants are members and former members of the Pulp Paper and Woodworkers of Canada (PPWC) and the Communication Energy and Paperworkers Union (CEP).
7	Plan participants are members and former members of the United Steel, Paper and Forestry, Rubber, Manufacturing, Energy, Allied Industrial and Service Workers International Union (United Steelworkers or USW).

Schedule of Assumptions Used [Table Text Block]

Actuarial assumptions used in accounting for the company-maintained benefit plans were:

	Successor	Predecessor
	Three months ended December 31	Nine months ended September 30	Year ended December 31
Other benefit plans	2012	2012	2011

Benefit obligations at period end,

Discount rate	4.00%	3.90%	4.40%
Rate of compensation increase	2.00%	2.00%	2.00%

Net benefit cost for the period ended,

Discount rate	3.90%	4.40%	5.00%
Rate of compensation increase	2.00%	2.00%	2.00%
Expected rate of return on plan assets	6.50%	6.75%	7.00%

Assumed health care cost trend rate at period end,

Extended health benefits:
Initial health care cost trend rate	6.00%	6.00%	6.00%
Annual rate of decline in trend rate	0.50%	0.50%	0.50%
Ultimate health care cost trend rate	4.50%	4.50%	4.50%

Dental benefits:
Dental care cost trend rate	3.00%	3.00%	3.00%

Medical services plan benefits:
Premium trend rate	6.00% in 2012 and 4.50% thereafter	6.00% in 2011 and 2012, and 4.50% thereafter	6.00% in 2010 to 2012, and 4.50% thereafter

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]
A 1% change in assumed health care cost rates would have the following effects for the three months ended December 31, 2012 and the nine months ended September 30, 2012:

	Other benefit plans
Three months ended December 31, 2012	Increase	Decrease
Total of service and interest cost	$0.3	$(0.2)
Accrued benefit obligation at December 31	16.9	(14.6)

	Other benefit plans
Nine months ended September 30, 2012	Increase	Decrease
Total of service and interest cost	$0.8	$(0.7)
Accrued benefit obligation at September 30	16.9	(14.6)